                                    GMO TRUST

           AMENDED AND RESTATED SUPPLEMENT DATED SEPTEMBER 19, 2005 TO
                  GMO TRUST PROSPECTUS DATED JUNE 30, 2005 AND
        GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2005


GMO Alpha Only Fund, GMO Benchmark-Free Allocation Fund, GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Strategic Balanced Allocation Fund, and GMO World Opportunities Equity Allocation Fund

References to the U.S. Equity Funds and/or the International Equity Funds, which appear in the above-listed Funds' "Principal investment strategies" on pages 66, 72, 74, 76, 78, 80, and 82, respectively, of the Prospectus will be deemed to refer to the following Funds:

U.S. Equity Funds                                     International Equity Funds
-----------------                                     --------------------------
GMO U.S. Core Equity Fund*                            GMO International Core Equity Fund*
GMO Tobacco-Free Core Fund                            GMO International Intrinsic Value Fund
GMO U.S. Quality Equity Fund                          GMO International Growth Equity Fund*
GMO U.S. Value Fund*                                  GMO Global Growth Fund
GMO U.S. Intrinsic Value Fund*                        GMO Developed World Stock Fund
GMO U.S. Growth Fund*                                 GMO Currency Hedged International Equity Fund
GMO U.S. Small/Mid Cap Value Fund*                    GMO Foreign Fund
GMO U.S. Small/Mid Cap Growth Fund*                   GMO Foreign Small Companies Fund
GMO Real Estate Fund                                  GMO International Small Companies Fund
GMO Tax-Managed U.S. Equities Fund                    GMO Emerging Markets Fund
GMO Tax-Managed Small/Mid Cap Fund (formerly          GMO Emerging Countries Fund
GMO Tax-Managed Small Companies Fund)                 GMO Emerging Markets Quality Fund**
                                                      GMO Tax-Managed International Equities Fund

*Offered through a separate prospectus. See "Information about underlying funds offered through a separate prospectus" below.

**Offered through a separate prospectus. See "Investment in GMO Funds offered through separate prospectuses and private placement memoranda" on p. 130 of the Prospectus for information about GMO Emerging Markets Quality Fund.

GMO Currency Hedged International Equity Fund

The first sentence of Currency Hedged International Equity Fund's "Principal investment strategies" on page 34 of the Prospectus is hereby amended and restated as follows:

"The Fund invests to varying extents in other GMO Funds ("underlying Funds"), including International Core Equity Fund, International Intrinsic Value Fund, and International Growth Equity Fund."

International Core Equity Fund and International Growth Equity Fund are offered through a separate prospectus. See "Information about underlying funds offered through a separate prospectus" below.

GMO U.S. Sector Fund

The first sentence of U.S. Sector Fund's "Principal investment strategies" on page 84 of the Prospectus is hereby amended and restated as follows:

"The Fund is a fund of funds and invests primarily in U.S. Core Equity Fund, U.S. Quality Equity Fund, U.S. Growth Fund, U.S. Value Fund, U.S. Small/Mid Cap Growth Fund, U.S. Small/Mid Cap Value Fund, U.S. Intrinsic Value Fund, and Real Estate Fund ("underlying Funds")."

U.S. Core Equity Fund, U.S. Value Fund, U.S. Intrinsic Value Fund, U.S. Growth Fund, U.S. Small/Mid Cap Value Fund, and U.S. Small/Mid Cap Growth Fund are offered through a separate prospectus. See "Information about underlying funds offered through a separate prospectus" below.

Information about underlying funds offered through a separate prospectus

GMO U.S. Core Equity Fund, GMO U.S. Value Fund, GMO U.S. Intrinsic Value Fund, GMO U.S. Growth Fund, GMO U.S. Small/Mid Cap Value Fund, GMO U.S. Small/Mid Cap Growth Fund, GMO International Core Equity Fund, and GMO International Growth Equity Fund (each, an "underlying fund") are offered through a separate prospectus. For information about any of these underlying funds, see information set forth in the Prospectus about the GMO Fund listed opposite the underlying fund's name in the table below, which has substantially the same investment objective, principal investment strategies, benchmark, and principal risks as the corresponding underlying fund.

For information about the following Underlying        See the following GMO Funds in the Prospectus on the
Funds:                                                page # listed below:
----------------------------------------------        -----------------------------------------------------
GMO U.S. Core Equity Fund                             GMO U.S. Core Fund (p.2)
GMO U.S. Value Fund                                   GMO Value Fund (p. 8)
GMO U.S. Intrinsic Value Fund                         GMO Intrinsic Value Fund (p. 10)
GMO U.S. Growth Fund                                  GMO Growth Fund (p. 12)
GMO U.S. Small/Mid Cap Value Fund                     GMO Small/Mid Cap Value Fund (p. 14)
                                                      (formerly GMO Small Cap Value Fund)
GMO U.S. Small/Mid Cap Growth Fund                    GMO Small/Mid Cap Growth Fund (p. 16)
                                                      (formerly GMO Small Cap Growth Fund)
GMO International Core Equity Fund                    GMO International Disciplined Equity Fund (p. 24)
GMO International Growth Equity Fund                  GMO International Growth Fund (p. 28)

Minimum Investment Criteria for Class III Eligibility - GMO Developed World Stock Fund and GMO Global Growth Fund

Notwithstanding references to the contrary in the table captioned "Minimum Investment Criteria for Class II and Class III Eligibility" on page 101 of the Prospectus, the Minimum Total Investment required to purchase Class III Shares of GMO Developed World Stock Fund and GMO Global Growth Fund is $5 million.

GMO Small Cap Value Fund, GMO Small Cap Growth Fund, and GMO Tax-Managed Small Companies Fund

The Board of Trustees of GMO Trust has approved the following changes, effective August 31, 2005, to the Funds' names:

      Current Name                             Name as of August 31, 2005
      ------------                             --------------------------
GMO Small Cap Value Fund                     GMO Small/Mid Cap Value Fund
GMO Small Cap Growth Fund                    GMO Small/Mid Cap Growth Fund
GMO Tax-Managed Small Companies Fund         GMO Tax-Managed Small/Mid Cap Fund

In connection with the Funds' name changes, effective August 31, 2005, the first paragraph of each Fund's "Principal investment strategies" is amended and restated to read as follows:

GMO Small/Mid Cap Value Fund

The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with similar market capitalizations ("small and mid cap companies"). As of May 31, 2005, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $20 million to $8 billion. In addition, as of May 31, 2005, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $2.4 billion and the median market capitalization was approximately $690 million. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small and mid cap companies.

GMO Small/Mid Cap Growth Fund

The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with similar market capitalizations ("small and mid cap companies"). As of May 31, 2005, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $20 million to $8 billion. In addition, as of May 31, 2005, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $2.4 billion and the median market capitalization was approximately $690 million. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small and mid cap companies.

GMO Tax-Managed Small/Mid Cap Fund

The Fund typically makes equity investments in small and mid cap companies that issue stocks traded in the U.S. market and uses quantitative models integrated with tax management techniques to provide investors subject to U.S. federal income tax exposure to the U.S. small and mid cap company equity market. The Manager considers "small and mid cap companies" to be those chosen from among the 3,000 largest capitalized companies, excluding the top 500, with stocks traded in the U.S. market. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small and mid cap companies.

GMO Global Growth Fund

On page 31 of the Prospectus, under the caption "Fees and expenses", the heading that references "Class IV" in the "Annual Fund operating expenses" table should reference "Class III", which is the only class of shares the Fund currently offers.

GMO Domestic Bond Fund

On page 51 of the Prospectus, under the caption "Fees and expenses - Annual Fund operating expenses", the "Net annual expenses" for the Fund's Class VI shares should be "0.16%."

GMO Developed World Stock Fund

On the inside back cover of the Prospectus, the Cusip number for the Fund's Class III shares should be "362013 20 3."

GMO Value Fund and GMO Real Estate Fund

Effective August 26, 2005, the GMO U.S. Active Division, which is responsible for the day-to-day management of the GMO Value Fund and GMO Real Estate Fund, merged into the GMO U.S. Quantitative Division. Mr. Soucy and Mr. Wilderman are the senior members of the GMO U.S. Quantitative Division. Day-to-day management of the GMO Value Fund and GMO Real Estate Fund has not been affected by this change.

                                    GMO TRUST

           AMENDED AND RESTATED SUPPLEMENT DATED SEPTEMBER 19, 2005 TO
          GMO TRUST - CLASS M SHARES PROSPECTUS DATED JUNE 30, 2005 AND
         GMO TRUST - CLASS M SHARES STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 30, 2005


GMO Currency Hedged International Equity Fund

The first sentence of Currency Hedged International Equity Fund's "Principal investment strategies" on page 20 of the Prospectus is hereby amended and restated as follows:

"The Fund invests to varying extents in other GMO Funds ("underlying Funds"), including International Core Equity Fund, International Intrinsic Value Fund, and International Growth Equity Fund."

International Core Equity Fund and International Growth Equity Fund are offered through a separate prospectus. For information about International Core Equity Fund, see International Disciplined Equity Fund on page 14 of the Prospectus. For information about International Growth Equity Fund, see International Growth Fund on page 18 of the Prospectus. International Disciplined Equity Fund and International Growth Fund have substantially the same investment objectives, principal investment strategies, benchmarks, and principal risks as International Core Equity Fund and International Growth Equity Fund, respectively.

Management of the Trust

The last row of the table on page 31 of the Prospectus is hereby amended and restated as follows:

                                             SENIOR MEMBER           PRINCIPAL OCCUPATION DURING PAST 5
          FUND                            (LENGTH OF SERVICE)                      YEARS
-----------------------                   -------------------        ----------------------------------
Emerging Countries Fund                   Arjun Divecha              Director of GMO's Emerging Markets
                                          (since 1993)               Division since 1993.

GMO Value Fund and GMO Real Estate Fund

Effective August 26, 2005, the GMO U.S. Active Division, which is responsible for the day-to-day management of the GMO Value Fund and GMO Real Estate Fund, merged into the GMO U.S. Quantitative Division. Mr. Soucy and Mr. Wilderman are the senior members of the GMO U.S. Quantitative Division. Day-to-day management of the GMO Value Fund and GMO Real Estate Fund has not been affected by this change.